Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Domestic	$ 391.0	$ 325.7	$ 303.2
Foreign	221.6	224.8	47.3
Income from continuing operations before income taxes	$ 612.6	$ 550.5	$ 350.5